STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Income
Interest income		$ 3,262	$ 2,200
Other income		209,432	216,288
Total income		212,694	218,488
Share of gain (loss) from operating limited partnerships	[1]	649,375	(934,010)
Expenses and loss
Professional fees		92,512	95,497
Partnership management fee		964,098	897,079
Amortization		0	120,582
General and administrative expenses		70,206	71,834
Impairment loss		238,657	959,317
Operating expenses		1,365,473	2,144,309
NET INCOME (LOSS)		(503,404)	(2,859,831)
Net income (loss) allocated to general partner		(1,259)	(7,150)
Net income (loss) allocated to limited partner		$ (502,145)	$ (2,852,681)
Net income (loss) per BAC		$ (0.04)	$ (0.24)
Series 47 [Member]
Income
Interest income		$ 1,133	$ 366
Other income		66,192	100,661
Total income		67,325	101,027
Share of gain (loss) from operating limited partnerships	[2]	584,687	0
Expenses and loss
Professional fees		27,882	29,736
Partnership management fee		296,786	280,413
Amortization		0	0
General and administrative expenses		21,650	22,553
Impairment loss		0	0
Operating expenses	[2]	346,318	332,702
NET INCOME (LOSS)		305,694	(231,675)
Net income (loss) allocated to general partner		764	(579)
Net income (loss) allocated to limited partner		$ 304,930	$ (231,096)
Net income (loss) per BAC		$ 0.09	$ (0.07)
Series 48 [Member]
Income
Interest income		$ 913	$ 420
Other income		51,414	79,418
Total income		52,327	79,838
Share of gain (loss) from operating limited partnerships	[3]	343,500	0
Expenses and loss
Professional fees		25,168	25,959
Partnership management fee		183,660	135,960
Amortization		0	0
General and administrative expenses		18,289	18,539
Impairment loss		0	0
Operating expenses		227,117	180,458
NET INCOME (LOSS)		168,710	(100,620)
Net income (loss) allocated to general partner		422	(252)
Net income (loss) allocated to limited partner		$ 168,288	$ (100,368)
Net income (loss) per BAC		$ 0.07	$ (0.04)
Series 49 [Member]
Income
Interest income		$ 1,216	$ 1,414
Other income		91,826	36,209
Total income		93,042	37,623
Share of gain (loss) from operating limited partnerships		(278,812)	(934,010)
Expenses and loss
Professional fees		39,462	39,802
Partnership management fee		483,652	480,706
Amortization		0	120,582
General and administrative expenses		30,267	30,742
Impairment loss		238,657	959,317
Operating expenses		792,038	1,631,149
NET INCOME (LOSS)		(977,808)	(2,527,536)
Net income (loss) allocated to general partner		(2,445)	(6,319)
Net income (loss) allocated to limited partner		$ (975,363)	$ (2,521,217)
Net income (loss) per BAC		$ (0.16)	$ (0.42)

[1]	Includes $928,187 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[2]	Includes $584,687 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.
[3]	Includes $343,500 and $-, respectively, in 2018 and 2017 from gain on disposal of operating limited partnership.